Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount	$ 250,000,000	$ 100,000,000	$ 75,000,000
Purchase of treasury shares (in shares)	5,636,772	2,426,725
Common stock repurchased, average price per share	$ 31.77	$ 29.76
Purchase of treasury shares	$ 179,092,000	$ 72,220,000	$ 68,493,000
Common stock repurchased program, amount remained available for repurchases	$ 122,480,000
Redemption description	Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share	$ 25.00
Preferred stock, liquidation preference per share	$ 25,000	$ 25,000
Cumulative unpaid preferred dividends	$ 854,000
Common stock, dividends, per share, declared	$ 0.25	$ 0.25
Aggregate Payment	$ 46,235,000	$ 12,285,000
Payment Date		Dec. 15, 2021
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount				$ 25,000,000